CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended	9 Months Ended	15 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014
Revenue			$ 0
Cost of revenue			0
Gross profit			0
OPERATING EXPENSES
Salaries and wages	100,000	0		100,000	100,000
Legal and professional fees	17,325	657		18,075	18,732
Interest and bank charges	54	0		54	54
Total operating expenses	117,379	657	657	118,129	118,786
Operating loss			(657)
Net loss before income taxes	(117,379)	(657)	(657)	(118,129)	(118,786)
Income taxes	0	0	0	0	0
Net loss and comprehensive loss	$ (117,379)	$ (657)	$ (657)	$ (118,129)	$ (118,786)
Loss per share, basic and diluted (in dollars per share)	$ (0.0170)	$ 0.0000	$ 0	$ (0.0101)
Weighted average shares - basic and diluted (in shares)	6,893,261	20,000,000	20,000,000	11,728,603